Property and equipment - Summary of Impairment Charges for Lease Right-of-use Assets Explanatory (Details) - Property, plant and equipment € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	€ 49
Cost of revenue
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	3
Research and development
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	29
Sales and marketing
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	10
General and administrative
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	€ 7